N-2	May 09, 2023
Cover [Abstract]
Entity Central Index Key	0001475841
Amendment Flag	false
Securities Act File Number	001-35654
Document Type	8-K
Entity Registrant Name	NATIONAL BANK HOLDINGS CORP
Entity Address, Address Line One	7800 East Orchard Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	892-8715
Entity Emerging Growth Company	false